SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquired intangible assets, net (Details)	12 Months Ended
Dec. 31, 2017
Technology
Acquired intangible assets, net
Useful lives	3 years
Members
Acquired intangible assets, net
Useful lives	4 years